Condensed Consolidated Statement Of Cash Flows (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Condensed Consolidated Statements Of Cash Flows [Abstract]
Capitalized interest	$ 145,000	$ 262,000